Accounting Changes	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Accounting Changes

2 – Accounting changes

The Company adopts accounting standards that are issued by the Financial Accounting Standards Board (FASB), if applicable. For the years 2013, 2012 and 2011, there were no accounting standard updates issued by FASB that had a significant impact on the Company's consolidated financial statements, except as noted below.

In February 2013, the FASB issued Accounting Standards Update (ASU) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 added new disclosure requirements to Accounting Standards Codification (ASC) 220, Comprehensive Income, for items reclassified out of accumulated other comprehensive income (AOCI) effective for reporting periods beginning after December 15, 2012. It requires entities to disclose additional information about amounts reclassified out of AOCI by component including changes in AOCI balances and significant items reclassified out of AOCI by the respective line items of net income. The Company has adopted ASU 2013-02 for the reporting period beginning January 1, 2013 and the prescribed disclosures are presented in Note 18 – Accumulated other comprehensive loss to the Company's consolidated financial statements.